COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20.COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases related to offices and kindergartens consisted of the following at December 31, 2017:

Years ending December 31,
2018	9,971
2019	8,902
2020	7,807
2021	7,323
2022 and thereafter	6,577

40,580

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2015, 2016 and 2017, total rental expense for all operating leases amounted to $9,432, $10,580 and $11,760 respectively.

Purchase commitments

Future minimum purchase obligations payments under non-cancelable purchase agreements related to curriculum collaboration with international institutions consisted of the following at December 31, 2017:

Years ending December 31,
2018	619
2019	644
2020	644
2021	408
2022 and thereafter	745

3,060

Contingencies

In order to operate kindergartens, the Group is required to obtain and maintain various approvals, licenses, and permits and to fulfill registration and filing requirements pursuant to applicable laws and regulations. For instance, to establish a kindergarten, a private school operation permit from the local education bureau and registration certificate for private non-enterprise entities with the local civil affairs bureau will be required, and the Group is required to periodically renew the private school operation permit and pass annual inspections conducted by the relevant government authorities.

Given the significant amount of discretion the local PRC authorities may have in interpreting, implementing and enforcing relevant rules and regulations, as well as other factors beyond control of the Group, while the Group intends to obtain all requisite permits and complete necessary filings and registrations on a timely basis for the Group’s operations, the Group cannot assure to obtain all required permits in time.

If the Group fails to receive required permits or certificates in a timely manner, or at all, the Group may be subject to fines, confiscation of the gains derived from the non-compliant operations, suspension of the non-compliant teaching facilities or liability to indemnify economic loss suffered by the Group’s students, which may materially and adversely affect the Group’s business, financial conditions and results of operations.

Currently, the Group has not received private school operation permits or registration certificates for private non-enterprise entities for certain directly operated kindergartens, and the Group is in the process of obtaining the permits or certificates for these kindergartens. During the years ended December 31, 2015, 2016, 2017, net revenues generated from these kindergartens were $2,358, $4,489 and $7,241 respectively.

On November 7, 2016, the Standing Committee of the National People’s Congress promulgated the Decision on Amending the Law on the Promotion of Private Education of the PRC (the “Amended Private Education Law”), which became effective on September 1, 2017. Due to lack of authoritative interpretation and implementation guidance, the potential impact related to the Group not fully complying with the Amended Private Education Law or any relevant regulations cannot be reasonably estimated at the issuance of this report. As a result, the Group did not record any liabilities pertaining to this.

The Company and two of its directors and officers were named as defendants in two putative class actions filed in the United States District Court for the Southern District of New York.  The complaints in both actions allege that the Company’s registration statements contained misstatements or omissions regarding its  business, operation, and compliance in violation of the U.S. securities laws. On January 3, 2018, the court entered an order consolidating the two cases.

The Company, three of its directors and officers, and certain underwriters for the Company’s initial public offering were also named as defendants in a putative class action filed in the Superior Court of the State of California for the County of San Mateo. The complaint alleges that the Company’s registration statements contained misstatements or omissions regarding its business, operations and prospects in violation of the U.S. securities laws.

As the cases remain in their preliminary stages, the likelihood of any unfavorable outcome or any estimate of the amount or range of any potential loss cannot be reasonably estimated at the issuance of this report. As a result, the Group did not record any liabilities pertaining to this.